Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
15.	FAIR VALUE MEASUREMENTS

FASB ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data;

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

(a)	Assets and liabilities measured at fair value on a recurring basis

The Group has segregated all financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2014 and 2013 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below:

December 31, 2014	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Bonds	2,026	—	—	2,026

Total assets	2,026	—	—	2,026

Liabilities:
Contingent liability — Drilling Program (see Note 4 (c))	—	—	(29,936)	(29,936)

Total liabilities	—	—	(29,936)	(29,936)

December 31, 2013	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	374	—	—	374

Total assets	374	—	—	374

Liabilities:
Contingent liability — Drilling Program (see Note 4 (c))	—	—	(27,718)	(27,718)
Swap transaction	—	(12,466)	—	(12,466)
Option	—	(12,668)	—	(12,668)

Total liabilities	—	(25,134)	(27,718)	(52,852)

To determine the fair value of available-for-sale securities quoted market prices in active markets for identical assets were used by the Group and they were considered as Level 1 inputs.

On July 12, 2011, the Group entered into a non-deliverable cross currency 5 billion Russian rubles swap agreement with VTB Bank (Austria). The termination date of the swap was August 28, 2015. The underlying instrument for the swap transaction is a 5 billion Russian rubles bond bearing interest at 10% p.a. and maturing on August 25, 2020 (put option date — September 1, 2015) issued by Mechel OAO on September 7, 2010. Under the terms of the agreement, VTB Bank pays interest of 10% p.a. at 5 billion Russian rubles notional amount, the Group pays interest of 5.69% p.a. on $176,367 notional amount. Interest is paid on a semi-annual basis with the first payment on March 2, 2012. On the termination date, VTB Bank pays to the Group the notional amount of 5 billion Russian rubles, and the Group pays to VTB Bank the notional amount of $176,367. The business objective of this instrument is to decrease the effective interest rate for a 5 billion Russian rubles bond via a positive net cash inflow from interest payments under the swap instrument according to the Group’s expectations about U.S. dollar and ruble exchange rate fluctuations.

The Group accounts for the above mentioned swap instrument at fair value as a derivative instrument not designated or qualifying as a hedging instrument under ASC 815. For the year ended December 31, 2013, a $1,791 gain related to the change in the fair value of this swap instrument was included in the net foreign exchange gain (loss) in the accompanying consolidated statement of operations and comprehensive income (loss) and consolidated statements of cash flows. As of December 31, 2013, the fair value of this swap instrument was recorded in Other long-term liabilities in the amount of $12,466.

The fair value of the Group’s swap contract was valued based upon quotes obtained from counterparties to the agreements and is designated as Level 2. Such quotes had been derived using discounted cash flows analysis that incorporates observable market parameters for all significant inputs such as interest yield curves and currency rates.

On December 29, 2014, the swap agreement was terminated. For the year ended December 31, 2014, a loss of $89,446 related to the change in the fair value and termination of this swap instrument was included in the net foreign exchange gain (loss) in the consolidated statements of operations and comprehensive income (loss). The Group entered into court proceedings with VTB Bank (Austria) in 2015 (Note 26 (d)).

In December 2014, Gazprom’s bonds were purchased by the Group in the amount of $2,160. As of December 31, 2014, as a result of change in their fair value, a loss of $137 was included in other comprehensive income (loss) in the consolidated statement of operations and comprehensive income (loss). As of December 31, 2014, the bonds were recorded in Prepayments and other current assets.

In October 2012 and March 2013, SKCC entered into cross currency options with Sberbank. The options are contracted in respect of four facilities totaling to 20.9 billion Russian rubles (approximately $638,500 at exchange rate as of December 31, 2013), falling due on October 6, 2017. The ruble-denominated facilities bear floating interest at 10.5%-11.5% p.a. The options are designed to convert the ruble notional amount into U.S. dollars at a pre-determined strike exchange rate (6.5 billion Russian rubles — at the exchange rate of 31.04 Russian rubles per 1 U.S. dollar, 5.0 billion Russian rubles — at the exchange rate of 30.80 Russian rubles per 1 U.S. dollar, 1.5 billion Russian rubles — at the exchange rate of 31.00 Russian rubles per 1 U.S. dollar, 7.9 billion rubles — at the exchange rate of 30.64 rubles per 1 U.S. dollar) when the barrier exchange rate (indicated at Reuters) achieves 50.00 Russian rubles per 1 U.S. dollar. Simultaneously, the interest rate is modified into floating 10.0%-11.0% p.a. After the triggering event, all future payments are made in U.S. dollars. The business objective of this instrument was the decrease in interest rate on the ruble-denominated facilities based on the Group’s expectations about U.S. dollar and ruble exchange rate fluctuations.

For the year ended December 31, 2013, a $20,682 gain related to the change in the fair value of this option was included in the net foreign exchange gain (loss) in the accompanying consolidated statement of operations and comprehensive income (loss) and consolidated statements of cash flows. As of December 31, 2013, the fair value of this option was recorded in Other long-term liabilities in the amount of $12,668.

The fair value of the Group’s option contract was measured based upon quotes obtained from counterparties to the agreements and is designated as Level 2. Such quotes have been derived using discounted cash flows analysis that incorporates observable market parameters for all significant inputs such as interest yield curves and currency rates.

On December 1, 2014, the exchange rate reached the point of 50.00 Russian rubles per 1 U.S. dollar and the facilities were converted into U.S. dollars with due payables of $677,980 as of December 31, 2014. For the year ended December 31, 2014, a $254,235 loss related to conversion was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). The Group accounted for the above mentioned option at fair value as a derivative instrument not designated or qualifying as a hedging instrument under ASC 815.

The Group is involved in litigations with Sberbank in connection with conversion of such option (Note 26 (d)).

The contingent liability measured at fair value is represented by the Drilling Program contingent liability, which was calculated using estimated tonnage of coal in-place determined by the independent appraiser. The present value of this liability was determined using an 8% discount rate, stated in the agreement for actual settlement of contingent obligation, which represents the estimate of the amount that would have been paid if the Group had settled the liability at the balance sheet date. The contingent liability was released on the date of transfer of the BCG companies’ shares, February 12, 2015. As of December 31, 2014 the contingent liability of $29,936 is included in line Current liabilities of discontinued operations (Note 4 (c)).

The Group’s model inputs used involve significant management judgment. Such assets and liabilities are typically classified within Level 3 of the fair value hierarchy. The table below sets forth a summary of changes in the fair value of Group’s Level 3 financial liability for the years ended December 31, 2014, 2013 and 2012:

Contingent liability
Balance at beginning of 2012	(23,759)
Loss resulting from remeasurement of contingent liability	(1,906)
Transfers in and out of Level 3	—

Balance at beginning of 2013	(25,665)
Loss resulting from remeasurement of contingent liability	(2,053)
Transfers in and out of Level 3	—

Balance at beginning of 2014	(27,718)
Loss resulting from remeasurement of contingent liability	(2,218)
Transfers in and out of Level 3	—

Balance at end of year	(29,936)

(b)	Fair value of assets and liabilities not measured at fair value

As of December 31, 2014, the fair value of variable and fixed rate loans (based on future cash flows discounted at current long-term market rates available for corporations adjusted for discount applicable to the Group) was as follows:

As of December 31, 2014	Estimated fair value	Level 1	Level 3	Carrying value incl. interest accrued
Russian ruble-denominated debt	2,159,273	127,409	2,031,864	2,957,408
U.S. dollar-denominated debt	3,404,131	—	3,404,131	3,717,751
Euro-denominated debt	369,061	—	369,061	442,334

Total long-term debt	5,932,465	127,409	5,805,056	7,117,493

The fair value of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, equipment financing contracts and other financial instruments not included in the tables above approximates carrying value.

The Group assessed the maximum amount of loss due to credit risk that would be incurred if the parties that make up a concentration of credit risk failed to perform according to the terms of contracts and consider the probable amount of such loss immaterial for the periods presented in these financial statements.

(c)	Assets and liabilities at fair value on nonrecurring basis

The nonrecurring fair value measurements for the calculation of impairment charges were developed using significant unobservable inputs (Level 3). Assumptions used by management were similar to those that would be used by market participants performing valuations of these reporting units and are described in Note 24.

Based on the results of the impairment analysis of long-lived assets, including definite-lived intangibles and goodwill performed by the Group during the year ended December 31, 2014, the impairment of long-lived assets of $120,237 (Note 24) for the year ended December 31, 2014 was recognized to reduce the carrying amount of goodwill and the impairment of long-lived assets of $1,440,021 (Note 4 (c)) for the year ended December 31, 2014 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell.

The nonrecurring fair value measurements for the calculation of discontinued operations (fair value less cost to sell) were developed based on the selling prices under the relevant sale and purchase agreements that approximate the fair value. The results are described in Note 4 (c).